Consolidated Balance Sheets (Parenthetical) (JPY ¥)	Mar. 31, 2013	Mar. 31, 2012
Common stock, no par value
Common stock, Authorized	6,192,920,900	6,192,920,900
Common stock, issued	1,323,197,235	1,323,197,235
Treasury stock, shares	137,822,603	99,431,812